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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2007

            Check here if Amendment [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_] adds new holdings entries.

              Institutional Investment Manger Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                      Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:  David Labiak
    Title: Chief Financial Officer
    Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                  Greensboro,
   /s/ David Labiak             North Carolina             October 31, 2007
-----------------------  -----------------------------  ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included      None

Managers:

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  95,570

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                          Voting Authority
                          Title of           Value in                Investment  Other   -------------------
Name of Issuer             Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
--------------            -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Nokia....................   COM    654902204   8583   226,276   SH      Sole             226,276
Caterpillar..............   COM    149123101   5594    71,320   SH      Sole              71,320
Procter & Gamble.........   COM    742718109   5142    73,105   SH      Sole              73,105
Illinois Tool Works......   COM    452308109   5084    85,245   SH      Sole              85,245
3M.......................   COM    88579Y101   4957    52,975   SH      Sole              52,975
UPS......................   COM    911312106   4795    63,845   SH      Sole              63,845
Pepsico..................   COM    713448108   4790    65,390   SH      Sole              65,390
American Express.........   COM    025816109   4693    79,050   SH      Sole              79,050
Johnson & Johnson........   COM    478160104   4692    71,411   SH      Sole              71,411
Berkshire Hathaway.......   COM    084670207   4335     1,097   SH      Sole               1,097
Barr Pharmaceuticals.....   COM    068306109   3935    69,150   SH      Sole              69,150
Omnicom Group............   COM    681919106   3611    75,090   SH      Sole              75,090
Estee Lauder.............   COM    518439104   3497    82,370   SH      Sole              82,370
Harley-Davidson..........   COM    412822108   3356    72,625   SH      Sole              72,625
Cardinal Health..........   COM    14149Y108   3345    53,493   SH      Sole              53,493
Lowes....................   COM    548661107   3309   118,110   SH      Sole             118,110
Moody's..................   COM    615369105   3169    62,885   SH      Sole              62,885
AllianceBernstein........   COM    01881G106   1689    19,175   SH      Sole              19,175
CapitalSource............   COM    14055X102   1527    75,430   SH      Sole              75,430
American Capital.........   COM    01855A101   1470    34,395   SH      Sole              34,395
First Industrial Realty..   COM    313400301   1283    33,013   SH      Sole              33,013
Genesis Lease............   COM    37183T107   1270    51,065   SH      Sole              51,065
Ares Capital.............   COM    04010L103   1197    73,570   SH      Sole              73,570
Liberty Property Trust...   COM    531172104   1162    28,893   SH      Sole              28,893
Senior Housing...........   COM    81721M109   1132    51,335   SH      Sole              51,335
Enterprise Products......   COM    293792107   1131    37,385   SH      Sole              37,385
MCG Capital..............   COM    58047P107   1097    76,215   SH      Sole              76,215
Anthracite Capital.......   COM    037023108   1065   117,080   SH      Sole             117,080
NuStar Energy............   COM    67058H102    838    14,105   SH      Sole              14,105
Hospitality Properties...   COM    44106M102    808    19,877   SH      Sole              19,877
Teppco Partners..........   COM    872384102    699    18,390   SH      Sole              18,390
Plains All American......   COM    726503105    540     9,910   SH      Sole               9,910
PNC Financial............   COM    693475105    469     6,882   SH      Sole               6,882
General Elec Co..........   COM    369604103    354     8,550   SH      Sole               8,550
Prologis Trust...........   COM    743410102    312     4,695   SH      Sole               4,695
Boston Properties........   COM    101121101    255     2,450   SH      Sole               2,450
Archstone Smith..........   COM    039583109    254     4,225   SH      Sole               4,225
Flextronics..............   COM    Y2573F102    130    11,605   SH      Sole              11,605